T. ROWE PRICE Large-Cap Value Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.4%
COMMUNICATION SERVICES 4.5%
Entertainment 1.2%
Walt Disney (1) 236,895 43,712
43,712
Interactive Media & Services 0.5%
Alphabet, Class C (1) 9,042 18,705
18,705
Media 2.8%
Comcast, Class A  887,494 48,022
Fox, Class B  631,279 22,051
News, Class A  1,381,832 35,140
105,213
Total Communication Services 167,630
CONSUMER DISCRETIONARY 3.4%
Auto Components 1.1%
Magna International  481,454 42,387
42,387
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands  383,574 23,306
23,306
Multiline Retail 0.6%
Kohl's  373,723 22,278
22,278
Specialty Retail 1.1%
TJX  632,744 41,856
41,856
Total Consumer Discretionary 129,827
CONSUMER STAPLES 6.9%
Beverages 0.8%
Coca-Cola  530,311 27,953
27,953
Food & Staples Retailing 0.8%
Walmart  227,098 30,847
30,847
Food Products 3.2%
Bunge  392,028 31,076

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Conagra Brands  1,014,732 38,154
Tyson Foods, Class A  675,238 50,170
119,400
Household Products 0.7%
Kimberly-Clark  195,793 27,225
27,225
Tobacco 1.4%
Philip Morris International  589,508 52,313
52,313
Total Consumer Staples 257,738
ENERGY 6.0%
Oil, Gas & Consumable Fuels 6.0%
ConocoPhillips  826,985 43,805
Exxon Mobil  771,676 43,083
Pioneer Natural Resources  170,033 27,005
TC Energy  629,739 28,810
TOTAL, ADR  1,790,057 83,309
Total Energy 226,012
FINANCIALS 22.7%
Banks 8.4%
Bank of America  1,334,139 51,618
Fifth Third Bancorp  1,641,885 61,488
JPMorgan Chase  355,566 54,128
Signature Bank  140,199 31,699
Wells Fargo  2,938,437 114,805
313,738
Capital Markets 5.6%
Charles Schwab  943,278 61,483
Goldman Sachs Group  100,614 32,901
Morgan Stanley  1,087,230 84,434
State Street  386,368 32,459
211,277
Diversified Financial Services 1.1%
Equitable Holdings  1,228,245 40,065
40,065
Insurance 7.6%
American International Group  1,923,119 88,867
Chubb  493,988 78,035
Marsh & McLennan  330,679 40,277

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
MetLife  1,291,413 78,505
285,684
Total Financials 850,764
HEALTH CARE 14.2%
Biotechnology 1.8%
AbbVie  484,390 52,421
Gilead Sciences  211,240 13,652
66,073
Health Care Equipment & Supplies 5.1%
Becton Dickinson & Company  222,067 53,996
Hologic  (1) 448,381 33,350
Medtronic  585,123 69,121
Zimmer Biomet Holdings  217,103 34,754
191,221
Health Care Providers & Services 2.1%
Anthem  105,700 37,941
CVS Health  541,133 40,709
78,650
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific  50,770 23,170
23,170
Pharmaceuticals 4.6%
Elanco Animal Health (1) 1,012,176 29,809
Johnson & Johnson  363,806 59,792
Merck  404,933 31,216
Perrigo  491,424 19,888
Pfizer  866,332 31,387
172,092
Total Health Care 531,206
INDUSTRIALS & BUSINESS SERVICES 12.7%
Aerospace & Defense 0.8%
Boeing (1) 123,249 31,394
31,394
Air Freight & Logistics 2.4%
United Parcel Service, Class B  539,643 91,734
91,734
Airlines 0.9%
Southwest Airlines  559,838 34,184
34,184

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Building Products 0.6%
Fortune Brands Home & Security  226,145 21,669
21,669
Commercial Services & Supplies 0.4%
Stericycle (1) 224,651 15,166
15,166
Electrical Equipment 0.7%
Rockwell Automation  95,864 25,446
25,446
Industrial Conglomerates 3.5%
General Electric  9,983,190 131,079
131,079
Machinery 2.8%
Caterpillar  196,814 45,635
Cummins  110,684 28,679
Illinois Tool Works  143,398 31,766
106,080
Professional Services 0.6%
Nielsen Holdings  828,090 20,826
20,826
Total Industrials & Business Services 477,578
INFORMATION TECHNOLOGY 12.5%
Communications Equipment 1.7%
Cisco Systems  1,256,334 64,965
64,965
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity  243,456 31,433
31,433
IT Services 0.5%
Fiserv (1) 162,254 19,315
19,315
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials  632,300 84,475
NXP Semiconductors  155,646 31,338
QUALCOMM  566,820 75,155
Texas Instruments  306,861 57,993
248,961
Software 2.9%
Citrix Systems  208,369 29,247

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Microsoft  336,671 79,377
108,624
Total Information Technology 473,298
MATERIALS 5.1%
Chemicals 3.0%
CF Industries Holdings  948,129 43,026
DuPont de Nemours  396,875 30,670
International Flavors & Fragrances  281,789 39,341
113,037
Containers & Packaging 2.1%
International Paper  1,441,952 77,966
77,966
Total Materials 191,003
REAL ESTATE 3.3%
Equity Real Estate Investment Trusts 3.3%
AvalonBay Communities, REIT  129,422 23,880
Welltower , REIT  435,010 31,160
Weyerhaeuser, REIT  1,978,069 70,419
Total Real Estate 125,459
UTILITIES 7.1%
Electric Utilities 4.8%
Edison International  390,908 22,907
Entergy  284,570 28,306
NextEra Energy  511,300 38,659
Southern  1,464,019 91,004
180,876
Multi-Utilities 2.3%
Ameren  448,575 36,496
Sempra Energy  368,967 48,918
85,414
Total Utilities 266,290
Total Common Stocks (Cost $2,465,622) 3,696,805
CONVERTIBLE PREFERRED STOCKS 0.7%
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 (2) 143,714 7,712
7,712

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23 (2) 21,589 986
986
Total Health Care 8,698
UTILITIES 0.5%
Electric Utilities 0.4%
Southern, Series A, 6.75%, 8/1/22  251,087 12,740
12,740
Multi-Utilities 0.1%
Sempra Energy, Series B, 6.75%, 7/15/21 (2) 44,830 4,618
4,618
Total Utilities 17,358
Total Convertible Preferred Stocks (Cost $25,305) 26,056
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 37,649,982 37,650
Total Short-Term Investments (Cost $37,650) 37,650
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.08% (3)(4) 780,529 7,805
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,805
Total Securities Lending Collateral (Cost $7,805) 7,805
Total Investments in Securities 100.3%
(Cost $2,536,382) $ 3,768,316
Other Assets Less Liabilities (0.3)% (10,698)
Net Assets 100.0% $ 3,757,618
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Seven-day yield

T. ROWE PRICE Large-Cap Value Fund

. . .
. . . .
. . . .
(4) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 5
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 33,727  ¤  ¤ $ 37,650
T. Rowe Price Short-Term Fund,
0.08% 19,375  ¤  ¤ 7,805
Total $ 45,455^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $45,455.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Value Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Large-Cap Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Large-Cap Value Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1233-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,696,805 $ — $ — $ 3,696,805
Convertible Preferred Stocks — 26,056 — 26,056
Short-Term Investments 37,650 — — 37,650
Securities Lending Collateral 7,805 — — 7,805
Total $ 3,742,260 $ 26,056 $ — $ 3,768,316